Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 2,780
VAT and other tax payable	123,883	110,843
Totals	$ 126,663	$ 110,843